Share Based Compensation - Restricted Shares Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity award - restricted shares
Numbers of Shares
Beginning balance (in shares)	1,354,018	512,782	512,782
Granted (in shares)		1,139,940	0
Vested (in shares)	(1,154,880)	(298,704)	0
Forfeited (in shares)	(199,138)
Ending balance (in shares)	0	1,354,018	512,782
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 2.15	$ 10.16	$ 10.16
Granted (in dollars per share)		0.64	0
Vested (in dollars per share)	0.77	10.16	0
Forfeited (in dollars per share)	10.16
Ending balance (in dollars per share)	$ 0	$ 2.15	$ 10.16
Restricted Stock Units (RSUs)
Numbers of Shares
Beginning balance (in shares)	17,036,559	3,952,530	263,621
Granted (in shares)	6,690,100	17,166,304	4,106,498
Vested (in shares)	(5,506,832)	(2,031,624)	(384,585)
Forfeited (in shares)	(1,357,773)	(2,050,651)	(33,004)
Ending balance (in shares)	16,862,054	17,036,559	3,952,530
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 2.19	$ 7.12	$ 10.3
Granted (in dollars per share)	0.8	1.48	7.1
Vested (in dollars per share)	1.97	5.5	8.84
Forfeited (in dollars per share)	1.12	2.45	10.09
Ending balance (in dollars per share)	$ 1.71	$ 2.19	$ 7.12